American Century Capital Portfolios Prospectus | MID CAP VALUE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement Mid Cap Value Fund Supplement dated August 1, 2017 ■ Prospectus dated July 31, 2017

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios Prospectus - MID CAP VALUE FUND		MID CAP VALUE FUND INVESTOR CLASS	MID CAP VALUE FUND INSTITUTIONAL CLASS	MID CAP VALUE FUND, Y CLASS	MID CAP VALUE FUND A CLASS	MID CAP VALUE FUND C CLASS	MID CAP VALUE FUND R CLASS	MID CAP VALUE FUND, R5 CLASS	MID CAP VALUE FUND R6 CLASS
Management Fees (as a percentage of Assets)		1.00%	0.80%	0.65%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	0.81%	0.66%	1.26%	2.01%	1.51%	0.81%	0.66%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.96%	0.76%	0.61%	1.21%	1.96%	1.46%	0.76%	0.61%
[1]	The advisor has agreed to waive 0.05 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2018 and cannot terminate it prior to such date without approval of the Board of Directors.

Expense Example - American Century Capital Portfolios Prospectus - MID CAP VALUE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MID CAP VALUE FUND INVESTOR CLASS	98	317	554	1,232
MID CAP VALUE FUND INSTITUTIONAL CLASS	78	254	445	997
MID CAP VALUE FUND, Y CLASS	62	207	363	818
MID CAP VALUE FUND A CLASS	691	948	1,223	2,005
MID CAP VALUE FUND C CLASS	199	627	1,079	2,331
MID CAP VALUE FUND R CLASS	149	473	820	1,796
MID CAP VALUE FUND, R5 CLASS	78	254	445	997
MID CAP VALUE FUND R6 CLASS	62	207	363	818